NOTE 15 - SEGMENT INFORMATION AND REVENUE ANALYSIS: Schedule of Revenues by Geographic Market (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenues	$ 30,135,295	$ 21,172,091	$ 16,094,892
UNITED STATES
Revenues	10,168,945	9,082,419	8,013,472
Europe
Revenues	1,994,085	2,618,851	2,022,710
AUSTRALIA
Revenues	223,463	149,635	107,461
CANADA
Revenues	128,320	481,142	233,461
Central and South America
Revenues	106,098	411,281	356,434
Japan and other Asian countries and regions
Revenues	2,637,444	1,589,229	1,983,897
CHINA
Revenues	$ 14,865,940	$ 6,839,534	$ 3,377,457